Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Summary of cash and cash equivalents

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Cash at bank
-RMB deposits	365,613	116,685
-US$deposits	273,402	59,560
-HK$deposits	27	21
	639,042	176,266